Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Intangible Assets

The following table summarizes the balances as of March 31, 2021 and December 31, 2020, of the intangible assets acquired, their useful life, and annual amortization:

	March 31, 2021	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	16.75
Intangible asset – Capitalization of license cost	190,989	16.75
	1,010,180
Less Accumulated Amortization	(149,815)
Total	$860,365

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.00
Intangible asset – Capitalization of license cost	190,989	18.00
	1,010,180
Less Accumulated Amortization	(136,974)
Total	$873,206

The following table summarizes the balances as of December 31, 2020 and 2019, respectively, of the intangible assets acquired, their useful life, and annual amortization:

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.00
Intangible asset – Capitalization of license cost	190,989	18.00
	1,010,180
Less Accumulated Amortization	(136,974)
Total	$873,206

	December 31, 2019	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.68
Intangible asset – Capitalization of license cost	190,989	18.68
	1,010,180
Less Accumulated Amortization	(85,608)
Total	$924,572

Schedule of Amortization of Expense for Intangible Assets

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,

2021	$38,524
2022	51,365
2023	51,365
2024	51,365
2025	51,365
Thereafter	616,381
$860,365

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,
2021	51,365
2022	51,365
2023	51,365
2024	51,365
2025	51,365
Thereafter	616,381
$873,206

In Process Research and Development [Member]
Schedule of Intangible Assets

The Company evaluates, on an annual basis, for any impairment and records an impairment if identified.

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$1,377,200	4
	1,377,200
Less Accumulated Amortization	(275,440)
Total	$1,101,760

	December 31, 2019	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$1,377,200	5
	1,377,200
Less Accumulated Amortization	-
Total	$1,377,200

Schedule of Amortization of Expense for Intangible Assets	The future yearly amortization expense over the next five years and thereafter are as follows:
For the years ended December 31,

2021	275,440
2022	275,440
2023	275,440
2024	275,440
$1,101,760